CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (15,532)	$ 3,123	$ (5,186)
Loss from discontinued operations	2,172	1,844	143
Adjustments to reconcile net income (loss) to net cashprovided by (used in) operating activities:
Impairment of goodwill and intangible assets	20,843	0	0
Depreciation and amortization	2,648	3,334	3,836
Provision for bad debts	124	1,094	1,432
Provision for obsolete inventory	10,911	1,897	7,752
Equity based compensation	595	336	666
Deferred income tax	(7,832)	1,685	(1,302)
Changes in operating assets and liabilities:
Accounts receivable	5,022	1,556	7,504
Inventories	509	(6,844)	1,869
Income tax refunds	290	286	(230)
Other current assets	(60)	209	445
Other assets	(23)	(313)	(26)
Accounts payable	(3,599)	6,755	(2,475)
Accrued salaries and benefits	(1,866)	1,364	(996)
Accrued expenses	(169)	(1,024)	(114)
Customer deposits	(1,149)	504	(4,375)
Deferred service revenue	660	(311)	92
Other long-term liabilities	114	513	302
Net cash provided by operating activities-continuing operations	13,658	16,008	9,337
Net cash used in operating activities-discontinued operations	(2,657)	(3,615)	(2,269)
Net cash provided by (used in) operating activities	11,001	12,393	7,068
Cash flows from investing activities:
Capital expenditures	(896)	(3,824)	(1,196)
Capitalization of software costs	(7,389)	(2,095)	(845)
Contingent purchase price paid on prior year acquisitions	0	(33)	(54)
Cash from (used for) investing activities-continuing operations	(8,285)	(5,952)	(2,095)
Cash from (used for) investing activities-discontinued operations	(76)	(14)	(110)
Net cash used in investing activities	(8,361)	(5,966)	(2,205)
Cash flows from financing activities:
Net borrowings (payments) under line-of-credit agreements	0	(2,000)	(6,800)
Payments of long-term debt	(1,712)	(1,404)	(1,072)
Proceeds from the exercise of stock options	133	551	547
Purchase of treasury stock	0	(323)	0
Net cash (used in) financing activities-continuing operations	(1,579)	(3,176)	(7,325)
Net cash (used in) financing activities-discontinued operations	0	0	0
Net cash provided by (used in) financing activities	(1,579)	(3,176)	(7,325)
Effect of exchange rate changes on cash and cash equivalents	(94)	(377)	142
Net increase (decrease) in cash and cash equivalents	967	2,874	(2,320)
Cash and cash equivalents at beginning of period	6,781	3,907	6,227
Cash and cash equivalents at end of period	7,748	6,781	3,907
Less cash and equivalents of discontinued operations at end of period	(6)	(2)	(3)
Cash and equivalents of continuing operations at end of period	7,742	6,779	3,904
Cash paid during the period for:
Interest	330	477	555
Income taxes, net of refunds	$ 105	$ 136	$ 333